UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06279

Harris Associates Investment Trust
(Exact name of registrant as specified in charter)

Two North LaSalle Street, Suite 500 Chicago, Illinois		60602-3790
(Address of principal executive offices)		(Zip code)

Kristi L. Rowsell		Paulita A. Pike
Harris Associates L.P.		K&L Gates LLP
Two North LaSalle Street, #500		Three First National Plaza, #3100
Chicago, Illinois 60602		Chicago, Illinois 60602
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 621-0600

Date of fiscal year end:	9/30/12

Date of reporting period:	12/31/11

Item 1. Schedule of Investments.

OAKMARK FUND

Schedule of Investments—December 31, 2011 (Unaudited)

Name	Shares Held	Value
Common Stocks—94.3%

Advertising—2.3%
Omnicom Group, Inc.	2,576,254	$114,849,403

Aerospace & Defense—3.0%
Northrop Grumman Corp.	1,330,000	77,778,400
The Boeing Co.	978,000	71,736,300
		149,514,700
Air Freight & Logistics—2.2%
FedEx Corp.	1,355,000	113,156,050

Asset Management & Custody Banks—2.5%
State Street Corp.	1,790,000	72,154,900
Bank of New York Mellon Corp.	2,709,630	53,948,733
		126,103,633
Auto Parts & Equipment—0.3%
Delphi Automotive PLC (a) (b)	816,906	17,596,155

Broadcasting—2.0%
Discovery Communications, Inc., Class C (a)	2,660,140	100,287,278

Building Products—0.4%
Fortune Brands Home & Security, Inc. (a)	1,180,000	20,095,400

Cable & Satellite—3.9%
Comcast Corp., Class A	5,190,000	122,276,400
DIRECTV, Class A (a)	1,744,155	74,580,068
		196,856,468
Catalog Retail—1.9%
Liberty Interactive Corp., Class A (a)	6,005,000	97,371,075

Communications Equipment—1.1%
Cisco Systems, Inc.	2,950,000	53,336,000

Computer & Electronics Retail—1.7%
Best Buy Co., Inc.	3,590,000	83,898,300

Computer Hardware—4.0%
Apple, Inc. (a)	260,000	105,300,000
Dell, Inc. (a)	6,680,000	97,728,400
		203,028,400
Consumer Finance—2.3%
Capital One Financial Corp.	2,749,800	116,289,042

Data Processing & Outsourced Services—4.4%
MasterCard, Inc., Class A	299,000	111,473,180
Automatic Data Processing, Inc.	1,375,000	74,263,750
Western Union Co.	1,990,000	36,337,400
		222,074,330

Name	Shares Held	Value
Common Stocks—94.3% (cont.)

Department Stores—1.3%
Kohl’s Corp.	1,311,900	$64,742,265

Distillers & Vintners—1.7%
Diageo PLC (c)	1,010,000	88,294,200

Diversified Banks—2.1%
Wells Fargo & Co.	3,915,000	107,897,400

Electronic Components—1.5%
Corning, Inc.	5,700,000	73,986,000

Electronic Manufacturing Services—2.3%
TE Connectivity, Ltd. (b)	3,709,500	114,289,695

Health Care Equipment—4.9%
Medtronic, Inc.	2,670,000	102,127,500
Covidien PLC (b)	1,985,000	89,344,850
Baxter International, Inc.	1,103,000	54,576,440
		246,048,790
Home Improvement Retail—2.1%
The Home Depot, Inc.	2,556,500	107,475,260

Hypermarkets & Super Centers—1.7%
Wal-Mart Stores, Inc.	1,415,000	84,560,400

Industrial Conglomerates—2.7%
3M Co.	1,008,000	82,383,840
Tyco International, Ltd. (b)	1,150,000	53,716,500
		136,100,340
Industrial Machinery—1.7%
Illinois Tool Works, Inc.	1,860,000	86,880,600

Integrated Oil & Gas—3.9%
Exxon Mobil Corp.	1,265,000	107,221,400
Cenovus Energy, Inc. (b)	2,650,000	87,980,000
		195,201,400
Internet Software & Services—3.3%
eBay, Inc. (a)	3,400,000	103,122,000
Google, Inc., Class A (a)	100,000	64,590,000
		167,712,000
Life & Health Insurance—2.0%
Aflac, Inc.	2,400,000	103,824,000

Motorcycle Manufacturers—1.3%
Harley-Davidson, Inc.	1,652,000	64,213,240

Movies & Entertainment—5.6%
Time Warner, Inc.	3,392,566	122,607,335
Viacom, Inc., Class B	1,879,745	85,359,221

Name	Shares Held/ Par Value	Value
Common Stocks—94.3% (cont.)

Movies & Entertainment—5.6% (cont.)
The Walt Disney Co.	2,056,300	$77,111,250
		285,077,806
Oil & Gas Exploration & Production—1.3%
Encana Corp. (b)	3,609,740	66,888,482

Other Diversified Financial Services—3.3%
JPMorgan Chase & Co.	3,420,000	113,715,000
Bank of America Corp.	9,700,000	53,932,000
		167,647,000
Packaged Foods & Meats—2.7%
Unilever PLC (c)	3,070,000	102,906,400
H.J. Heinz Co.	650,000	35,126,000
		138,032,400
Pharmaceuticals—2.1%
Merck & Co., Inc.	2,886,535	108,822,370

Property & Casualty Insurance—1.8%
Allstate Corp.	3,290,000	90,178,900

Restaurants—1.6%
McDonald’s Corp.	799,000	80,163,670

Semiconductor Equipment—1.4%
Applied Materials, Inc.	6,810,000	72,935,100

Semiconductors—4.4%
Intel Corp.	5,000,000	121,250,000
Texas Instruments, Inc.	3,495,000	101,739,450
		222,989,450
Specialized Consumer Services—1.5%
H&R Block, Inc.	4,728,600	77,218,038

Systems Software—4.1%
Oracle Corp.	4,200,000	107,730,000
Microsoft Corp.	3,870,000	100,465,200
		208,195,200

Total Common Stocks (Cost: $3,665,264,051)		$4,773,830,240

Short Term Investment—5.4%

Repurchase Agreement—5.4%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 12/30/2011 due 1/3/2012, repurchase price $274,586,056, collateralized by a United States Treasury Note, with a rate of 1.750%, with a maturity of 3/31/2014 and with a fair value plus accrued interest of $280,077,650 (Cost: $274,585,751)	$274,585,751	274,585,751

Short Term Investment—5.4% (cont.)

Total Short Term Investment (Cost: $274,585,751)	$274,585,751

Total Investments (Cost: $3,939,849,802)—99.7%	5,048,415,991
Other Assets In Excess of Liabilities—0.3%	13,414,646

Total Net Assets—100%	$5,061,830,637

(a)	Non-income producing security
(b)	Foreign domiciled corporation
(c)	Sponsored American Depositary Receipt

OAKMARK SELECT FUND

Schedule of Investments—December 31, 2011 (Unaudited)

Name	Shares Held	Value
Common Stocks—95.0%

Air Freight & Logistics—4.3%
FedEx Corp.	1,300,000	$108,563,000

Auto Parts & Equipment—4.0%
TRW Automotive Holdings Corp. (a)	3,100,000	101,060,000

Broadcasting—8.8%
Discovery Communications, Inc., Class C (a)	5,809,500	219,018,150

Cable & Satellite—8.7%
Comcast Corp., Class A	5,350,000	126,046,000
DIRECTV, Class A (a)	2,147,949	91,846,299
		217,892,299
Catalog Retail—6.2%
Liberty Interactive Corp., Class A (a)	9,500,000	154,042,500

Computer Hardware—4.2%
Dell, Inc. (a)	7,113,000	104,063,190

Consumer Finance—4.3%
Capital One Financial Corp.	2,550,000	107,839,500

Data Processing & Outsourced Services—5.2%
MasterCard, Inc., Class A	350,000	130,487,000

Electronic Manufacturing Services—5.8%
TE Connectivity, Ltd. (b)	4,667,838	143,816,089

Health Care Equipment—4.4%
Medtronic, Inc.	2,900,000	110,925,000

Independent Power Producers & Energy Traders—4.1%
Calpine Corp. (a)	6,254,404	102,134,418

Integrated Oil & Gas—4.3%
Cenovus Energy, Inc. (b)	3,224,800	107,063,360

Internet Software & Services—4.2%
eBay, Inc. (a)	3,450,000	104,638,500

Movies & Entertainment—4.4%
Time Warner, Inc.	3,060,666	110,612,469

Oil & Gas Exploration & Production—4.1%
Newfield Exploration Co. (a)	2,680,000	101,116,400

Other Diversified Financial Services—4.4%
JPMorgan Chase & Co.	3,294,000	109,525,500

Semiconductors—9.3%
Intel Corp.	5,047,000	122,389,750
Texas Instruments, Inc.	3,800,000	110,618,000
		233,007,750
Specialized Consumer Services—4.3%
H&R Block, Inc.	6,569,600	107,281,568

Name	Description	Par Value	Market Value
Common Stocks—95.0% (cont.)

Total Common Stocks (Cost: $1,662,408,358)			$2,373,086,693

Short Term Investment—4.7%

Repurchase Agreement—4.7%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 12/30/2011 due 1/3/2012, repurchase price $117,065,120, collateralized by a United States Treasury Note, with a rate of 1.750%, with a maturity of 3/31/2014, and with a fair value plus accrued interest of $119,407,088 (Cost: $117,064,990)		$117,064,990	$117,064,990

Total Short Term Investment (Cost: $117,064,990)			$117,064,990

Total Investments (Cost: $1,779,473,348)—99.7%			2,490,151,683
Other Assets In Excess of Liabilities—0.3%			7,834,771

Total Net Assets—100%			$2,497,986,454

(a)	Non-income producing security
(b)	Foreign domiciled corporation

OAKMARK EQUITY AND INCOME FUND

Schedule of Investments—December 31, 2011 (Unaudited)

Name	Shares Held	Value
Common Stocks—66.5%

Aerospace & Defense—4.6%
General Dynamics Corp.	8,335,000	$553,527,350
L-3 Communications Holdings, Inc. (b)	3,745,641	249,759,342
Teledyne Technologies, Inc. (a)	1,097,314	60,187,673
		863,474,365
Apparel Retail—2.4%
The TJX Cos., Inc.	6,000,000	387,300,000
Foot Locker, Inc.	3,000,000	71,520,000
		458,820,000
Apparel, Accessories & Luxury Goods—0.5%
Carter’s, Inc. (a)	2,324,000	92,518,440

Broadcasting—1.6%
Scripps Networks Interactive, Inc., Class A	7,000,000	296,940,000

Catalog Retail—0.2%
HSN, Inc.	1,036,796	37,594,223

Communications Equipment—0.3%
Arris Group, Inc. (a)	4,785,400	51,778,028

Construction Materials—0.9%
Martin Marietta Materials, Inc.	2,234,600	168,511,186

Data Processing & Outsourced Services—2.5%
MasterCard, Inc., Class A	849,358	316,657,650
Broadridge Financial Solutions, Inc. (b)	6,900,000	155,595,000
		472,252,650
Distillers & Vintners—3.1%
Diageo PLC (c)	6,665,100	582,663,042

Diversified Metals & Mining—1.3%
Walter Energy, Inc. (b)	3,994,850	241,928,116

Drug Retail—1.3%
CVS Caremark Corp.	6,000,000	244,680,000

Electrical Components & Equipment—1.9%
Rockwell Automation Inc.	4,801,200	352,264,044

Electronic Manufacturing Services—1.0%
TE Connectivity, Ltd. (d)	6,397,500	197,106,975

Health Care Distributors—0.1%
PharMerica Corp. (a) (b)	1,810,000	27,475,800

Health Care Equipment—5.0%
Boston Scientific Corp. (a)	42,932,000	229,256,880
CR Bard, Inc.	2,777,241	237,454,105
Steris Corp.	2,873,300	85,681,806

Name	Shares Held	Value
Common Stocks—66.5% (cont.)

Health Care Equipment—5.0% (cont.)
Varian Medical Systems, Inc. (a) (b)	5,700,000	$382,641,000
		935,033,791
Health Care Facilities—0.3%
VCA Antech, Inc. (a)	2,708,466	53,492,203

Health Care Services—5.2%
Laboratory Corp. of America Holdings (a)	4,935,000	424,261,950
Quest Diagnostics, Inc.	6,595,000	382,905,700
Omnicare, Inc.	5,154,500	177,572,525
		984,740,175
Home Furnishings—1.0%
Mohawk Industries, Inc. (a)	2,407,000	144,058,950
Leggett & Platt, Inc.	2,305,656	53,122,314
		197,181,264
Industrial Machinery—4.7%
Dover Corp.	6,393,000	371,113,650
Flowserve Corp. (b)	3,639,184	361,443,755
Pentair, Inc.	4,200,000	139,818,000
Xylem, Inc.	966,562	24,830,978
		897,206,383
Integrated Oil & Gas—3.7%
Cenovus Energy, Inc. (d)	21,100,000	700,520,000

Managed Health Care—3.0%
UnitedHealth Group, Inc.	11,371,000	576,282,280

Office Services & Supplies—0.1%
Mine Safety Appliances Co.	319,925	10,595,916

Oil & Gas Drilling—0.6%
Patterson-UTI Energy, Inc.	5,355,901	107,010,902

Oil & Gas Exploration & Production—7.6%
Apache Corp.	5,028,960	455,523,197
Concho Resources, Inc. (a)	3,470,600	325,368,750
Cimarex Energy Co.	4,165,500	257,844,450
Encana Corp. (d)	9,487,296	175,799,595
Range Resources Corp.	2,480,000	153,611,200
Ultra Petroleum Corp. (a)	2,099,000	62,193,370
		1,430,340,562
Packaged Foods & Meats—4.6%
Nestle SA (c) (e)	11,052,000	635,379,480
Sara Lee Corp.	11,856,600	224,326,872
		859,706,352

Name	Shares Held/ Par Value		Value
Common Stocks—66.5% (cont.)

Pharmaceuticals—1.4%
Hospira, Inc. (a) (b)	8,912,500		$270,672,625

Semiconductors—2.2%
Texas Instruments, Inc.	14,340,000		417,437,400

Soft Drinks—2.1%
PepsiCo., Inc.	5,930,000		393,455,500

Specialty Stores—0.7%
Tractor Supply Co.	1,924,100		134,975,615

Tobacco—2.6%
Philip Morris International, Inc.	6,243,000		489,950,640

Total Common Stocks (Cost: $9,949,026,111)			$12,546,608,477

Fixed Income—22.2%

Asset Backed Securities—0.1%

Specialty Stores—0.1%
Cabela’s Master Credit Card Trust, 144A, 0.828%, due 10/15/2019 , Series 2011-4A, Class A2(f) (g)	$11,450,000		11,449,899

Corporate Bonds—0.4%

Biotechnology—0.2%
Chiron Merger Sub, Inc., 144A, 10.50%, due 11/1/2018 (g)	48,080,000		47,118,400

Paper Packaging—0.1%
Sealed Air Corp., 144A, 5.625%, due 7/15/2013 (g)	18,740,000		19,475,751

Property & Casualty Insurance—0.0%(h)
OneBeacon US Holdings, Inc., 5.875%, due 5/15/2013	3,589,000		3,688,484

Semiconductor Equipment—0.1%
ASML Holding NV, 5.75%, due 6/13/2017	EUR	9,660,000	13,310,743

Total Corporate Bonds (Cost: $78,502,648)			$83,593,378

Government and Agency Securities—21.7%

Canadian Government Bonds—0.8%
Canadian Government Bond, 1.50%, due 12/1/2012	CAD	100,000,000	98,623,804
Canadian Government Bond, 4.25%, due 12/1/2021 , Inflation Indexed	CAD	36,349,750	51,032,016
			149,655,820
Norwegian Government Bonds—0.1%
Norwegian Government Bond, 6.50%, due 5/15/2013	NOK	150,000,000	26,804,551

U.S. Government Notes—20.8%
United States Treasury Note, 1.375%, due 7/15/2018 , Inflation Indexed	$525,035,000		594,438,326

Name		Par Value	Value
Fixed Income—22.2% (cont.)

Government and Agency Securities—21.7% (cont.)

U.S. Government Notes—20.8% (cont.)
United States Treasury Note, 1.25%, due 7/15/2020, Inflation Indexed		$519,145,000	$587,201,795
United States Treasury Note, 2.875%, due 1/31/2013		483,005,000	497,061,411
United States Treasury Note, 0.125%, due 9/30/2013		300,000,000	299,402,400
United States Treasury Note, 2.125%, due 1/15/2019, Inflation Indexed		210,932,000	250,712,510
United States Treasury Note, 1.00%, due 9/30/2016		200,000,000	202,062,400
United States Treasury Note, 0.625%, due 2/28/2013		200,000,000	201,039,000
United States Treasury Note, 0.125%, due 8/31/2013		200,000,000	199,648,400
United States Treasury Note, 1.125%, due 6/15/2013		175,000,000	177,303,700
United States Treasury Note, 1.00%, due 1/15/2014		100,000,000	101,476,600
United States Treasury Note, 1.375%, due 11/15/2012		100,000,000	101,066,400
United States Treasury Note, 1.375%, due 10/15/2012		100,000,000	100,972,700
United States Treasury Note, 1.125%, due 12/15/2012		100,000,000	100,921,900
United States Treasury Note, 1.375%, due 9/15/2012		100,000,000	100,878,900
United States Treasury Note, 1.50%, due 7/15/2012		100,000,000	100,753,900
United States Treasury Note, 1.375%, due 5/15/2012		100,000,000	100,488,300
United States Treasury Note, 0.625%, due 6/30/2012		100,000,000	100,277,300
United States Treasury Note, 0.375%, due 8/31/2012		100,000,000	100,175,800
			3,915,881,742

Total Government and Agency Securities (Cost: $3,909,000,415)			$4,092,342,113

Total Fixed Income (Cost: $3,998,953,063)			$4,187,385,390

Short Term Investments—11.3%

Canadian Treasury Bills—6.2%
Canadian Treasury Bills, 0.80% - 1.42%, due 1/19/2012 - 11/22/2012 (i) (Cost: $1,208,022,487)	CAD	1,200,000,000	$1,172,871,656

Commercial Paper—2.4%
BP Capital Markets PLC, 144A, 0.29% - 0.32%, due 1/24/2012 - 3/15/2012 (g) (i)		$159,750,000	159,720,939
American Honda Finance Corp., 0.07% - 0.27%, due 1/6/2012 - 2/23/2012 (i)		79,080,000	79,053,118
Wellpoint, Inc., 144A, 0.41% - 0.44%, due 1/18/2012 - 4/3/2012 (g) (i)		60,000,000	59,978,477
PepsiCo., Inc., 144A, 0.05% - 0.07%, due 1/9/2012 - 2/1/2012 (g) (i)		58,000,000	57,997,755
Medtronic, Inc., 144A, 0.08%, due 1/5/2012 - 2/9/2012 (g) (i)		51,900,000	51,897,667
Toyota Motor Credit Corp., 0.38%, due 2/14/2012 (i)		25,000,000	24,996,455
Johnson & Johnson, 144A, 0.05%, due 2/3/2012 (g) (i)		20,000,000	19,999,280
Total Commercial Paper (Cost: $453,576,388)			453,643,691

Name	Par Value	Value
Short Term Investments—11.3% (cont.)

Repurchase Agreement—2.7%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 12/30/2011 due 1/3/2012, repurchase price $516,295,498, collateralized by United States Treasury Notes, with rates from 1.250% - 1.875%, with maturities from 2/28/2014 - 3/31/2014, and with an aggregate fair value plus accrued interest of $526,625,250 (Cost: $516,294,924)	$516,294,924	$516,294,924

Total Short Term Investments (Cost: $2,177,893,799)		$2,142,810,271

Total Investments (Cost: $16,125,872,973)—100.0%		18,876,804,138

Liabilities In Excess of Other Assets—0.0%(h)		(2,521,463)

Total Net Assets—100%		$18,874,282,675

(a)	Non-income producing security
(b)	See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.
(c)	Sponsored American Depositary Receipt
(d)	Foreign domiciled corporation
(e)	Fair value is determined in good faith in accordance with procedures established by the Board of Trustees.
(f)	Floating Rate Note. Rate shown is as of December 31, 2011.
(g)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, normally to qualified institutional buyers.

(h)	Amount rounds to less than 0.1%.
(i)	The rate shown represents the annualized yield at the time of purchase; not a coupon rate.

Key to abbreviations:

CAD: Canadian Dollar

EUR: Euro

NOK: Norwegian Krone

OAKMARK GLOBAL FUND

Global Diversification —December 31, 2011 (Unaudited)

			% of Equity Investments
United States 47.3%
		United States	47.3%
Europe 28.5%
		Switzerland	13.8%
	*	Germany	6.6%
		Sweden	2.2%
	*	Spain	2.1%
		United Kingdom	1.9%
	*	Ireland	1.4%
	*	Italy	0.5%
Asia 22.1%
		Japan	22.1%
Australasia 2.1%
		Australia	2.1%

*      Euro currency countries comprise 10.6% of equity investments.

OAKMARK GLOBAL FUND

Schedule of Investments—December 31, 2011 (Unaudited)

Name	Description	Shares Held	Value
Common Stocks—97.7%

Air Freight & Logistics—2.9%
FedEx Corp. (United States)	Package & Freight Delivery Services	704,600	$58,841,146

Application Software—1.8%
SAP AG (Germany)	Develops Business Software	702,300	37,130,692

Asset Management & Custody Banks—3.7%
Julius Baer Group, Ltd. (Switzerland) (a)	Asset Management	1,895,900	74,156,676

Automobile Manufacturers—5.3%
Toyota Motor Corp. (Japan)	Automobile Manufacturer	1,918,300	63,926,718
Daimler AG Registered (Germany)	Automobile Manufacturer	972,800	42,706,868
			106,633,586
Broadcasting—3.2%
Discovery Communications, Inc., Class C (United States) (a)	Media Management & Network Services	1,710,150	64,472,655

Building Products—2.1%
Assa Abloy AB, Class B (Sweden)	Develops, Designs & Manufactures Security Locks	1,708,800	42,856,254

Construction & Farm Machinery & Heavy Trucks—0.4%
Fiat Industrial SPA (Italy) (a)	Branded Truck & Tractor Manufacturer	1,079,019	9,251,950

Data Processing & Outsourced Services—3.8%
MasterCard, Inc., Class A (United States)	Transaction Processing Services	208,700	77,807,534

Distillers & Vintners—1.8%
Diageo PLC (United Kingdom)	Beverages, Wines & Spirits Manufacturer	1,684,300	36,790,073

Diversified Banks—2.1%
Banco Santander SA (Spain)	Retail, Commercial & Private Banking & Asset Management Services	5,540,487	42,092,465

Diversified Capital Markets—2.7%
Credit Suisse Group (Switzerland)	Wealth Management & Investment Banking	2,292,000	53,853,338

Electronic Components—4.7%
Hirose Electric Co., Ltd. (Japan)	Develops & Sells Electronic Equipment	709,900	62,255,749
OMRON Corp. (Japan)	Component, Equipment & System Manufacturer	1,632,900	32,819,232
			95,074,981
Electronic Manufacturing Services—2.7%
TE Connectivity, Ltd. (Switzerland)	Electronic Equipment, Instruments & Components	1,785,200	55,002,012

Name	Description	Shares Held	Value
Common Stocks—97.7% (cont.)

Fertilizers & Agricultural Chemicals—2.1%
Incitec Pivot, Ltd. (Australia)	Fertilizer Manufacturer & Supplier	13,213,200	$42,029,984

Health Care Equipment—1.4%
Covidien PLC (Ireland)	Health Care Equipment & Supplies	640,900	28,846,909

Health Care Facilities—2.0%
Tenet Healthcare Corp. (United States) (a)	Hospitals & Health Care Facilities	7,837,100	40,204,323

Health Care Services—4.3%
Laboratory Corp. of America Holdings (United States) (a)	Medical Laboratory & Testing Services	1,008,700	86,717,939

Home Entertainment Software—4.4%
Square Enix Holdings Co., Ltd. (Japan)	Develops & Sells Entertainment Software for Video Game Consoles	4,503,400	88,406,358

Human Resource & Employment Services—2.8%
Adecco SA (Switzerland)	Temporary Employment Services	1,348,400	56,488,385

Industrial Conglomerates—2.5%
Rheinmetall AG (Germany)	Automotive Pump Manufacturer	1,138,500	50,445,413

Industrial Machinery—4.5%
Snap-on, Inc. (United States)	Tool & Equipment Manufacturer	1,797,600	90,994,512

Investment Banking & Brokerage—3.4%
Daiwa Securities Group, Inc. (Japan)	Stock Broker	21,826,000	68,055,606

Movies & Entertainment—2.0%
Live Nation Entertainment, Inc. (United States) (a)	Live Events Producer, Operator, & Promoter	4,822,025	40,071,028

Office Electronics—2.7%
Canon, Inc. (Japan)	Computers & Information	1,231,200	54,545,823

Oil & Gas Exploration & Production—2.1%
Apache Corp. (United States)	Oil & Natural Gas Exploration & Production	459,800	41,648,684

Packaged Foods & Meats—2.6%
Nestle SA (Switzerland)	Food & Beverage Manufacturer	559,300	32,153,944
Sara Lee Corp. (United States)	Manufactures & Markets Brand Name Products for Consumers Worldwide	1,051,200	19,888,704
			52,042,648
Railroads—2.3%
Union Pacific Corp. (United States)	Rail Transportation Provider	430,600	45,617,764

Name	Description	Shares Held/ Par Value	Value
Common Stocks—97.7% (cont.)

Research & Consulting Services—4.2%
Equifax, Inc. (United States)	Information Management, Transaction Processing, Direct Marketing & Customer Relationship Management	1,908,300	$73,927,542
Meitec Corp. (Japan)	Software Engineering Services	603,100	11,635,748
			85,563,290

Semiconductor Equipment—1.7%
Applied Materials, Inc. (United States)	Develops, Manufactures, Markets & Services Semiconductor Wafer Fabrication Equipment	3,312,600	35,477,946

Semiconductors—8.8%
Intel Corp. (United States)	Computer Component Manufacturer & Designer	2,558,200	62,036,350
Texas Instruments, Inc. (United States)	Designs & Supplies Digital Signal Processing, Analog Technologies & Microcontroller Semiconductors	2,101,500	61,174,665
ROHM Co., Ltd. (Japan)	Integrated Circuits & Semiconductor Devices Manufacturer	1,157,200	53,973,600
			177,184,615
Specialty Chemicals—2.1%
International Flavors & Fragrances, Inc. (United States)	Manufactures Flavors & Fragrance Products	809,300	42,423,506

Systems Software—4.6%
Oracle Corp. (United States)	Software Services	3,598,100	92,291,265

Total Common Stocks (Cost: $1,918,814,763)			$1,973,019,360

Short Term Investment—0.9%

Repurchase Agreement—0.9%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 12/30/2011 due 1/3/2012, repurchase price $18,593,464, collateralized by a United States Treasury Note, with a rate of 1.750%, with a maturity of 3/31/2014, and with a fair value plus accrued interest of $18,968,556 (Cost: $18,593,443)		$18,593,443	18,593,443

Total Short Term Investment (Cost: $18,593,443)			$18,593,443

Total Investments (Cost: $1,937,408,206)—98.6%			1,991,612,803
Foreign Currencies (Cost: $110,815)—0.0%(b)			110,482
Other Assets In Excess of Liabilities—1.4%			27,823,967

Total Net Assets—100%			$2,019,547,252

(a)	Non-income producing security
(b)	Amount rounds to less than 0.1%.

OAKMARK GLOBAL SELECT FUND

Global Diversification —December 31, 2011 (Unaudited)

			% of Equity Investments
United States 45.7%
		United States	45.7%
Europe 32.7%
		Switzerland	20.0%
	*	Germany	8.8%
		United Kingdom	3.9%
Asia 17.1%
		Japan	17.1%
North America 4.5%
		Canada	4.5%

*      Euro currency countries comprise 8.8% of equity investments.

OAKMARK GLOBAL SELECT FUND

Schedule of Investments—December 31, 2011 (Unaudited)

Name	Description	Shares Held	Value
Common Stocks—96.6%

Air Freight & Logistics—4.7%
FedEx Corp. (United States)	Package & Freight Delivery Services	250,000	$20,877,500

Application Software—3.9%
SAP AG (Germany)	Develops Business Software	323,500	17,103,487

Automobile Manufacturers—11.1%
Toyota Motor Corp. (Japan)	Automobile Manufacturer	855,200	28,499,259
Daimler AG Registered (Germany)	Automobile Manufacturer	470,000	20,633,458
			49,132,717
Cable & Satellite—5.3%
Comcast Corp., Class A (United States)	Cable Communication Networks Provider	994,000	23,418,640

Catalog Retail—4.7%
Liberty Interactive Corp., Class A (United States) (a)	Home & Internet Shopping Online Travel	1,280,000	20,755,200

Computer Hardware—4.7%
Dell, Inc. (United States) (a)	Technology Products & Services	1,428,000	20,891,640

Consumer Finance—4.8%
Capital One Financial Corp. (United States)	Credit Card Products & Services Provider	505,000	21,356,450

Distillers & Vintners—3.8%
Diageo PLC (United Kingdom)	Beverages, Wines & Spirits Manufacturer	771,000	16,840,911

Diversified Capital Markets—5.1%
Credit Suisse Group (Switzerland)	Wealth Management & Investment Banking	963,300	22,633,909

Electronic Manufacturing Services—5.0%
TE Connectivity, Ltd. (Switzerland)	Electronic Equipment, Instruments & Components	720,000	22,183,200

Health Care Equipment—5.2%
Medtronic, Inc. (United States)	Develops Therapeutic & Diagnostic Medical Products	602,000	23,026,500

Human Resource & Employment Services—5.6%
Adecco SA (Switzerland)	Temporary Employment Services	591,000	24,758,703

Integrated Oil & Gas—4.3%
Cenovus Energy, Inc. (Canada)	Integrated Oil Company	580,000	19,256,000

Internet Software & Services—4.8%
eBay, Inc. (United States) (a)	Online Trading Community & Secure Online Payment Services	705,000	21,382,650

Investment Banking & Brokerage—5.0%
Daiwa Securities Group, Inc. (Japan)	Stock Broker	7,028,000	21,913,993

Name	Description	Shares Held/ Par Value	Value
Common Stocks—96.6% (cont.)

Packaged Foods & Meats—3.6%
Nestle SA (Switzerland)	Food & Beverage Manufacturer	275,700	$15,849,888

Semiconductors—15.0%
Intel Corp. (United States)	Computer Component Manufacturer & Designer	937,000	22,722,250
ROHM Co., Ltd. (Japan)	Integrated Circuits & Semiconductor Devices Manufacturer	481,800	22,471,898
Texas Instruments, Inc. (United States)	Designs & Supplies Digital Signal Processing, Analog Technologies & Microcontroller Semiconductors	720,000	20,959,200
			66,153,348

Total Common Stocks (Cost: $446,768,329)			$427,534,736

Short Term Investment—1.0%

Repurchase Agreement—1.0%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 12/30/2011 due 1/3/2012, repurchase price $4,364,954, collateralized by a United States Treasury Note, with a rate of 1.750%, with a maturity of 3/31/2014, and with a fair value plus accrued interest of $4,455,875 (Cost: $4,364,949)		$4,364,949	4,364,949

Total Short Term Investment (Cost: $4,364,949)			$4,364,949

Total Investments (Cost: $451,133,278)—97.6%			431,899,685
Foreign Currencies (Cost: $2,253,136)—0.5%			2,246,368
Other Assets In Excess of Liabilities—1.9%			8,248,793

Total Net Assets—100%			$442,394,846

(a)	Non-income producing security

OAKMARK INTERNATIONAL FUND

Global Diversification —December 31, 2011 (Unaudited)

			% of Equity Investments
Europe 72.2%
		Switzerland	20.6%
		United Kingdom	12.4%
	*	Germany	9.2%
	*	France	9.1%
	*	Netherlands	9.1%
	*	Italy	4.3%
		Sweden	3.0%
	*	Spain	2.5%
	*	Ireland	2.0%
Asia 22.0%
		Japan	22.0%
Australasia 4.0%
		Australia	4.0%
North America 1.3%
		Canada	1.3%
Latin America 0.5%
		Mexico	0.5%

*                 Euro currency countries comprise 36.2% of equity investments.

OAKMARK INTERNATIONAL FUND

Schedule of Investments—December 31, 2011 (Unaudited)

Name	Description	Shares Held	Value

Common Stocks—93.5%

Advertising—2.8%
Publicis Groupe SA (France)	Advertising & Media Services	4,324,300	$198,935,665

Aerospace & Defense—0.6%
BAE Systems PLC (United Kingdom)	Develops, Delivers & Supports Advanced Aerospace & Defense Systems	9,286,000	41,114,722

Apparel, Accessories & Luxury Goods—1.5%
Cie Financiere Richemont SA (Switzerland)	Manufacturer & Retailer of Luxury Goods	2,175,300	110,027,151

Application Software—2.1%
SAP AG (Germany)	Develops Business Software	2,871,000	151,790,142

Asset Management & Custody Banks—1.7%
Schroders PLC (United Kingdom)	International Asset Management	5,907,434	120,549,580

Automobile Manufacturers—9.5%
Daimler AG Registered (Germany)	Automobile Manufacturer	6,153,900	270,162,206
Toyota Motor Corp. (Japan)	Automobile Manufacturer	7,180,400	239,284,474
Honda Motor Co., Ltd. (Japan)	Automobile & Motorcycle Manufacturer	5,607,700	171,065,085
			680,511,765
Brewers—1.4%
Heineken Holdings NV (Netherlands)	Produces Beers, Spirits, Wines & Soft Drinks	2,407,900	98,541,377

Broadcasting—0.5%
Grupo Televisa SAB (Mexico) (b)	Television Production & Broadcasting	1,682,352	35,430,333

Building Products—3.3%
Assa Abloy AB, Class B (Sweden)	Develops, Designs & Manufactures Security Locks	7,664,000	192,211,100
Geberit AG, Registered Shares (Switzerland) (a)	Building Products	226,000	43,549,452
			235,760,552
Commodity Chemicals—1.1%
Orica, Ltd. (Australia)	Produces Industrial & Specialty Chemicals	3,298,400	81,776,170

Construction & Farm Machinery & Heavy Trucks—0.6%
Fiat Industrial SPA (Italy) (a)	Branded Truck & Tractor Manufacturer	5,267,594	45,166,506

Construction Materials—1.5%
Holcim, Ltd. (Switzerland)	Produces & Markets Ready-Mixed Concrete, Cement, Clinker & Admixtures	1,981,700	106,015,570

Name	Description	Shares Held	Value
Common Stocks—93.5% (cont.)

Department Stores—2.4%
PPR (France)	Retails Consumer & Household Products	1,177,900	$168,685,656

Distillers & Vintners—2.6%
Diageo PLC (United Kingdom)	Beverages, Wines & Spirits Manufacturer	7,489,800	163,599,290
Treasury Wine Estates, Ltd. (Australia)	International Marketing & Distribution of Wine	5,578,000	20,995,062
			184,594,352
Diversified Banks—11.8%
Intesa Sanpaolo SPA (Italy)	Banking & Financial Services	145,608,100	243,858,628
BNP Paribas SA (France)	Commercial Bank	5,421,400	212,955,304
Banco Santander SA (Spain)	Retail, Commercial & Private Banking & Asset Management Services	22,100,714	167,904,649
Bank of Ireland (Ireland) (a)	Commercial Bank	1,070,774,800	113,639,761
Lloyds Banking Group PLC (United Kingdom) (a)	Banking & Financial Services Provider	262,418,200	105,572,063
			843,930,405
Diversified Capital Markets—3.8%
Credit Suisse Group (Switzerland)	Wealth Management & Investment Banking	11,644,000	273,589,993

Diversified Chemicals—2.8%
Akzo Nobel NV (Netherlands)	Produces & Markets Chemicals, Coatings & Paints	4,140,500	200,206,407

Electronic Components—2.3%
OMRON Corp. (Japan)	Component, Equipment & System Manufacturer	8,174,900	164,305,188

Food Retail—1.5%
Koninklijke Ahold NV (Netherlands)	Retails Health & Beauty Supplies, Prescriptions Drugs, Wine & Liquor	7,416,000	99,868,866
Tesco PLC (United Kingdom)	Food Retailer	1,236,700	7,748,641
			107,617,507
Health Care Equipment—1.0%
Olympus Corp. (Japan)	Optoelectronic Products Manufacturer	5,693,000	74,851,449

Human Resource & Employment Services—3.4%
Adecco SA (Switzerland)	Temporary Employment Services	5,840,600	244,679,666

Industrial Conglomerates—3.0%
Koninklijke (Royal) Philips Electronics NV (Netherlands)	Electronics Manufacturer	10,069,000	212,157,826

Name	Description	Shares Held	Value
Common Stocks—93.5% (cont.)

Industrial Machinery—0.1%
Atlas Copco AB, Series B (Sweden)	International Industrial Equipment Manufacturer	417,800	$7,940,692

Investment Banking & Brokerage—3.2%
Daiwa Securities Group, Inc. (Japan)	Stock Broker	74,153,000	231,216,318

Marine—2.3%
Kuehne + Nagel International AG (Switzerland)	Sea, Land & Rail Freight Transportation Businesses	1,478,200	166,028,000

Multi-line Insurance—2.7%
Allianz SE Registered (Germany)	Insurance, Banking & Financial Services	2,051,200	196,213,789

Office Electronics—3.0%
Canon, Inc. (Japan)	Computers & Information	4,854,500	215,068,793

Packaged Foods & Meats—2.8%
Nestle SA (Switzerland)	Food & Beverage Manufacturer	2,911,000	167,352,284
Danone (France)	Food Products	538,700	33,863,621
			201,215,905
Paper Packaging—2.3%
Amcor, Ltd. (Australia)	Packaging & Related Services	22,715,000	167,509,267

Pharmaceuticals—1.7%
Novartis AG (Switzerland)	Pharmaceuticals	1,122,000	64,145,002
Roche Holding AG (Switzerland)	Develops & Manufactures Pharmaceutical & Diagnostic Products	166,300	28,185,840
GlaxoSmithKline PLC (United Kingdom)	Pharmaceuticals	1,223,900	27,969,046
			120,299,888
Publishing—1.6%
Thomson Reuters Corp. (Canada)	Electronic Information & Solutions Company	3,112,200	83,185,478
Reed Elsevier PLC (United Kingdom)	Publisher & Information Provider	4,308,000	34,722,782
			117,908,260
Research & Consulting Services—0.9%
Meitec Corp. (Japan) (c)	Software Engineering Services	2,475,100	47,752,676
Experian Group, Ltd. (Ireland)	Credit & Marketing Services	1,426,001	19,388,644
			67,141,320
Security & Alarm Services—3.4%
G4S PLC (United Kingdom)	Security Services	28,714,300	121,204,612

Name	Description	Shares Held/ Par Value	Value
Common Stocks—93.5% (cont.)

Security & Alarm Services—3.4% (cont.)
Secom Co., Ltd. (Japan)	On-Line Centralized Security Services, Home Security Systems, & Home Medical Services	2,625,000	$121,069,897
			242,274,509
Semiconductors—2.9%
ROHM Co., Ltd. (Japan)	Integrated Circuits & Semiconductor Devices Manufacturer	4,521,400	210,885,098

Specialty Chemicals—2.5%
Givaudan SA (Switzerland) (a)	Manufactures & Markets Fragrances	190,500	181,515,490

Specialty Stores—1.2%
Signet Jewelers, Ltd. (United Kingdom)	Jewelry Retailer	1,975,200	86,829,792

Trading Companies & Distributors—1.7%
Wolseley PLC (United Kingdom)	Distributes Building Materials & Lumber Products	3,641,100	120,556,676
Total Common Stocks (Cost: $7,362,892,487)			$6,712,841,779

Short Term Investment—3.9%

Repurchase Agreement—3.9%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 12/30/2011 due 1/3/2012, repurchase price $281,885,330, collateralized by a United States Treasury Note, with a rate of 1.750%, with a maturity of 3/31/2014, and with a fair value plus accrued interest of $287,523,106 (Cost: $281,885,017)		$281,885,017	281,885,017

Total Short Term Investment (Cost: $281,885,017)			$281,885,017

Total Investments (Cost: $7,644,777,504)—97.4%			6,994,726,796
Foreign Currencies (Cost: $579,816)—0.0%(d)			578,075
Other Assets In Excess of Liabilities—2.6%			187,204,351

Total Net Assets—100%			$7,182,509,222

(a)               Non-income producing security

(b)              Sponsored American Depositary Receipt

(c)               See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.

(d)              Amount rounds to less than 0.1%.

OAKMARK INTERNATIONAL SMALL CAP FUND

Global Diversification —December 31, 2011 (Unaudited)

			% of Equity Investments
Europe 56.0%
		United Kingdom	16.8%
		Switzerland	14.3%
	*	Germany	8.0%
	*	Italy	7.4%
		Norway	3.1%
	*	Greece	2.2%
	*	Netherlands	2.1%
	*	France	1.8%
		Sweden	0.3%
Asia 29.5%
		Japan	27.4%
		Malaysia	1.2%
		Philippines	0.6%
		South Korea	0.3%
Australasia 11.8%
		Australia	10.6%
		New Zealand	1.2%
Middle East 2.7%
		Israel	2.7%

*          Euro currency countries comprise 21.5% of equity investments.

OAKMARK INTERNATIONAL SMALL CAP FUND

Schedule of Investments—December 31, 2011 (Unaudited)

Name	Description	Shares Held	Value

Common Stocks—94.9%

Advertising—1.4%
Asatsu-DK, Inc. (Japan)	Advertising Services Provider	727,100	$19,110,346

Air Freight & Logistics—1.1%
Freightways, Ltd. (New Zealand)	Express Package Services	5,259,700	15,066,468

Airport Services—2.7%
BBA Aviation PLC (United Kingdom)	Flight Support & Aftermarket Services & Systems Provider	13,143,700	36,333,656

Asset Management & Custody Banks—9.2%
Julius Baer Group, Ltd. (Switzerland) (a)	Asset Management	1,469,000	57,458,810
Azimut Holding SPA (Italy)	Investment Management Services	4,216,610	33,808,279
MLP AG (Germany)	Asset Management	4,620,830	30,644,139
			121,911,228
Auto Parts & Equipment—4.1%
Toyota Industries Corp. (Japan)	Assembles Motor Vehicles & Manufactures Automotive Parts	1,269,800	34,561,920
Nifco, Inc (Japan)	Manufactures Synthetic Resinous Fasteners & Plastic Components For Automobiles & Home Electronic Appliances	706,000	19,729,843
			54,291,763
Broadcasting—1.1%
Media Prima Berhad (Malaysia)	Film Producer & Sports Promoter	18,294,757	15,005,163

Building Products—1.7%
Kaba Holding AG (Switzerland)	Provides Mechanical & Electronic Security Systems	64,500	22,540,323

Computer Hardware—1.2%
Wincor Nixdorf AG (Germany)	Banking Machines & Cash Registers Manufacturer	356,500	15,932,151

Construction & Engineering—1.7%
Wavin NV (Netherlands) (a)	Manufacturers Plastic Pipe Systems	1,851,000	22,758,746

Construction & Farm Machinery & Heavy Trucks—1.5%
Bucher Industries AG (Switzerland)	Manufactures Food Processing Machinery, Vehicles, & Hydraulic Components	112,700	19,701,203

Construction Materials—1.8%
Titan Cement Co. SA (Greece)	Cement & Building Materials Producer & Distributor	1,602,500	24,038,081

Data Processing & Outsourced Services—1.0%
TKC Corp. (Japan)	Accounting, Tax & Law Database Consulting Services	657,300	13,646,426

Name	Description	Shares Held	Value
Common Stocks—94.9% (cont.)

Department Stores—2.2%
Myer Holdings, Ltd. (Australia)	Department Store Operator	14,892,900	$29,474,814

Diversified Support Services—2.0%
gategroup Holding AG (Switzerland) (a)	Airlines Service Provider	1,118,600	27,092,675

Drug Retail—2.7%
Sugi Holdings Co., Ltd. (Japan)	Drug Store Operator	1,211,600	35,323,248

Electrical Components & Equipment—1.8%
Prysmian SpA (Italy)	Develops, Designs, Produces, Supplies & Installs Cable	1,900,300	23,598,558

Electronic Components—3.3%
Hirose Electric Co., Ltd. (Japan)	Develops & Sells Electronic Equipment	491,200	43,076,523

Electronic Equipment & Instruments—2.5%
Orbotech, Ltd. (Israel) (a) (b)	Optical Inspection Systems	3,337,600	33,309,248

Fertilizers & Agricultural Chemicals—3.2%
Incitec Pivot, Ltd. (Australia)	Fertilizer Manufacturer & Supplier	13,227,200	42,074,517

Food Retail—0.4%
Lawson, Inc. (Japan)	Convenience Store Operator	81,900	5,112,765

Health Care Services—1.5%
Primary Health Care, Ltd. (Australia)	Health Care Service Provider	6,351,000	20,007,078

Health Care Supplies—0.4%
Ansell, Ltd. (Australia)	Manufactures Latex	357,000	5,309,131

Home Entertainment Software—3.0%
Square Enix Holdings Co., Ltd. (Japan)	Develops & Sells Entertainment Software for Video Game Consoles	2,018,000	39,615,409

Home Furnishing Retail—0.3%
Fourlis Holdings SA (Greece) (a)	Home Furnishing Retail and Wholesales Electric & Electronic Appliances	2,314,296	4,193,390

Home Improvement Retail—1.6%
Carpetright PLC (United Kingdom)	Carpet Retailer	2,917,700	21,749,703

Human Resource & Employment Services—3.9%
Pasona Group, Inc. (Japan) (b)	Placement Service Provider	32,040	31,219,956
Michael Page International PLC (United Kingdom)	Recruitment Consultancy Services	3,819,300	20,688,629
			51,908,585
Industrial Conglomerates—2.3%
Rheinmetall AG (Germany)	Automotive Pump Manufacturer	689,500	30,550,823

Industrial Machinery—5.9%
Interpump Group SpA (Italy) (b)	Pump & Piston Manufacturer	5,169,313	34,756,553

Name	Description	Shares Held	Value
Common Stocks—94.9% (cont.)

Industrial Machinery—5.9% (cont.)
Duerr AG (Germany)	Automotive Industry Machinery Manufacturer	544,807	$23,973,967
Burckhardt Compression Holding AG (Switzerland)	Manufactures Reciprocating Compressors	77,800	19,464,495
Interpump Group SpA, Warrants (Italy) (a) (b)	Pump & Piston Manufacturer	848,916	450,581
			78,645,596
Investment Banking & Brokerage—0.7%
Ichiyoshi Securities Co., Ltd. (Japan)	Stock Broker	2,057,800	8,795,845
D. Carnegie & Co. AB (Sweden) (a) (c)	Diversified Financials Services	2,314,000	0
			8,795,845
IT Consulting & Other Services—4.5%
Atea ASA (Norway)	Management & IT Consulting Services	3,961,300	39,739,836
Alten, Ltd. (France)	Consulting & Engineering Services	837,400	19,714,419
			59,454,255
Life Sciences Tools & Services—0.6%
Tecan Group AG, Registered Shares (Switzerland) (a)	Manufactures & Distributes Laboratory Automation Components & Systems	106,800	7,220,057

Motorcycle Manufacturers—1.7%
Yamaha Motor Co., Ltd. (Japan)	Motorcycle Manufacturer	1,742,200	22,046,288

Office Electronics—2.5%
Konica Minolta Holdings, Inc. (Japan)	Manufactures Photo Films for Medical, Printing, Office & General Use	4,065,500	30,318,267
Neopost SA (France)	Mailroom Equipment Supplier	46,500	3,133,108
			33,451,375
Oil & Gas Equipment & Services—0.2%
Fugro NV (Netherlands)	Collector, Processor & Interpreter of Geological Data	35,500	2,062,741

Packaged Foods & Meats—3.6%
Goodman Fielder, Ltd. (Australia)	Produces Food Products	81,764,382	36,378,454
Alaska Milk Corp. (Philippines)	Milk Producer	24,092,500	7,295,597
Binggrae Co., Ltd. (South Korea)	Dairy Products Manufacturer	76,877	3,977,317
			47,651,368
Photographic Products—1.4%
Vitec Group PLC (United Kingdom) (b)	Photo Equipment & Supplies	2,140,000	18,469,907

Name	Description	Shares Held/ Par Value	Value
Common Stocks—94.9% (cont.)

Real Estate Services—2.9%
LSL Property Services PLC (United Kingdom) (b)	Residential Property Service Provider	10,375,000	$38,971,807

Research & Consulting Services—0.3%
Cision AB (Sweden) (a)	Business & Communication Intelligence	627,820	3,375,352

Soft Drinks—1.6%
Britvic PLC (United Kingdom)	Soft Drink Manufacturer & Marketer	4,239,500	21,180,546

Specialty Chemicals—5.2%
Sika AG (Switzerland)	Manufactures Construction Materials	13,980	26,343,660
Taiyo Ink Manufacturing Co., Ltd. (Japan)	Manufactures & Sells Resist Inks	970,700	25,046,255
Kansai Paint Co., Ltd. (Japan)	Manufactures & Sells a Wide Range of Paints & Related Products	1,968,900	17,573,526
			68,963,441
Specialty Stores—0.2%
JJB Sports PLC (United Kingdom) (a) (b)	Sportswear & Sports Equipment Retailer	29,284,528	2,444,489
JJB Sports PLC, Warrants (United Kingdom) (a) (b)	Sportswear & Sports Equipment Retailer	2,474,255	0
			2,444,489
Systems Software—0.1%
Exact Holding NV (Netherlands)	Develops & Markets Business Software	63,954	1,324,360

Technology Distributors—2.2%
Premier Farnell PLC (United Kingdom)	Distributes Electronic Components & Equipment	10,183,600	28,467,236

Trading Companies & Distributors—1.7%
Travis Perkins PLC (United Kingdom)	Markets & Distributes Products to the UK Construction & Building Trade Industry	1,553,700	19,194,589
Bunzl PLC (United Kingdom)	Outsourcing Solutions & Service Oriented Distribution	256,700	3,524,111
			22,718,700
Total Common Stocks (Cost: $1,452,944,804)			$1,257,975,384

Short Term Investment—2.6%

Repurchase Agreement—2.6%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 12/30/2011 due 1/3/2012, repurchase price $33,714,874, collateralized by a United States Treasury Note, with a rate of 1.750%, with a maturity of 3/31/2014, and with a fair value plus accrued interest of $34,393,138 (Cost: $33,714,837)	$33,714,837	33,714,837

Total Short Term Investment (Cost: $33,714,837)		$33,714,837

Total Investments (Cost: $1,486,659,641)—97.5%		1,291,690,221
Foreign Currencies (Cost: $381,559)—0.0%(d)		381,653
Other Assets In Excess of Liabilities—2.5%		33,161,924

Total Net Assets—100%		$1,325,233,798

(a)               Non-income producing security

(b)              See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.

(c)               Fair value is determined in good faith in accordance with procedures established by the Board of Trustees.

(d)              Amount rounds to less than 0.1%.

THE OAKMARK FUNDS

Notes to Schedules of Investments (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES

Harris Associates Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust on February 1, 1991.  The Trust consists of the following series (each individually referred to as “a Fund” or collectively as “the Funds”): Oakmark Fund (“Oakmark”), Oakmark Select Fund (“Select”), Oakmark Equity and Income Fund (“Equity and Income”), Oakmark Global Fund (“Global”), Oakmark Global Select Fund (“Global Select”), Oakmark International Fund (“International”), and Oakmark International Small Cap Fund (“Int’l Small Cap”).  Each Fund other than Select and Global Select is diversified.

Security valuation —

The Funds’ share prices or net asset values (“NAVs”) are calculated as of the close of regular session trading (usually 4:00 pm Eastern time) on the New York Stock Exchange (“NYSE”) on any day on which the NYSE is open for trading.  Equity securities principally traded on securities exchanges in the United States and over-the-counter securities are valued at the last sales price or the official closing price on the day of valuation, or lacking any reported sales that day, at the most recent bid quotation.  Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price (“NOCP”), or lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market.  Equity securities principally traded on securities exchanges outside the United States shall be valued, depending on local convention or regulation, at the last sales price, the last bid or asked price, the mean between the last bid and asked prices, or the official closing price, or shall be based on a pricing composite as of the close of the regular trading hours on the appropriate exchange or other designated time. Debt obligations and money market instruments maturing in more than 60 days from the date of purchase are valued at the latest bid quotation or at an evaluated price provided by an independent professional pricing service. The pricing service may use standard inputs such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications.  For certain security types additional inputs may be used or some of the standard inputs may not be applicable.  Additionally, the pricing service monitors market indicators and industry and economic events, which may serve as a trigger to gather and possibly use additional market data. Debt obligations and money market instruments maturing in less than 61 days from the date of purchase are valued at amortized cost, which approximates fair value. Options are valued at the last reported sales price on the day of valuation or, lacking any reported sale price on the valuation date, at the mean of the most recent bid and asked quotations or, if the mean is not available, at the most recent bid quotation.

Securities for which quotations are not readily available or securities that may have been affected by a significant event occurring between the close of a foreign market and the close of the NYSE are valued at fair value, determined by or under the direction of the pricing committee established by the Board of Trustees.  A significant event may include the performance of U.S. markets since the close of foreign markets.  The Funds may use a systematic fair valuation model provided by an independent professional pricing service to value foreign securities in order to adjust local closing prices for information or events that may occur between the close of certain foreign exchanges and the close of the NYSE. At December 31, 2011 Equity and Income and Int’l Small Cap held securities for which market quotations were not readily available and which were valued by the pricing committee at a fair value determined in good faith in accordance with procedures established by the Board of Trustees.

Fair value measurement—

Various inputs are used in determining the value of each Fund’s investments. These inputs are prioritized into three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, and others)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from independent sources, and unobservable inputs reflect the Funds’ own assumptions based on the best information available.  The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

The Funds recognize transfers between level 2 and level 1 at the end of the reporting cycle. At the quarter ended December 31, 2011, there were transfers between level 2 and level 1 securities in the amount of $878,090,090, $190,029,923, $6,285,172,026 and $1,126,197,214 for Global, Global Select, International and Int’l Small Cap, respectively. The transfers were due to the fact that securities no longer were valued using a systematic fair valuation model due to the performance of the U.S. markets since the close of the foreign markets.

The following is a summary of the inputs used as of December 31, 2011 in valuing each Fund’s assets and liabilities.  Except for the industries or investment types separately stated below, the total amounts for common stocks, fixed-income and short-term investments in the table below are presented by industry or investment type in each Fund’s Schedule of Investments. Information on forward foreign currency contracts are presented by contract in the notes following the below summary:

	Quoted Prices
	in Active	Other
	Markets for	Significant	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Oakmark
Common Stocks	$4,773,830,240	$0	$0
Short Term Investments	0	274,585,751	0
Total	$4,773,830,240	$274,585,751	$0
Select
Common Stocks	$2,373,086,693	$0	$0
Short Term Investments	0	117,064,990	0
Total	$2,373,086,693	$117,064,990	$0
Equity and Income
Common Stocks - Packaged Food & Meats	$0	$635,379,480	$0
Common Stocks - All Other	11,911,228,997	0	0
Fixed Income	0	4,187,385,390	0
Short Term Investments	0	2,142,810,271	0
Total	$11,911,228,997	$6,965,575,141	$0
Global
Common Stocks	$1,973,019,360	$0	$0
Short Term Investments	0	18,593,443	0
Forward Foreign Currency Contracts - Assets	0	36,874,766	0
Forward Foreign Currency Contracts - Liabilities	0	(10,311,512)	0
Total	$1,973,019,360	$45,156,697	$0
Global Select
Common Stocks	$427,534,736	$0	$0
Short Term Investments	0	4,364,949	0
Forward Foreign Currency Contracts - Assets	0	7,859,785	0
Forward Foreign Currency Contracts - Liabilities	0	(2,266,277)	0
Total	$427,534,736	$9,958,457	$0
International
Common Stocks	$6,712,841,779	$0	$0
Short Term Investments	0	281,885,017	0
Forward Foreign Currency Contracts - Assets	0	219,378,064	0
Forward Foreign Currency Contracts - Liabilities	0	(40,542,425)	0
Total	$6,712,841,779	$460,720,656	$0
Int’l Small Cap +
Common Stocks	$1,257,524,803	$0	$0	+
Warrants	450,581	0
Short Term Investments	0	33,714,837	0
Forward Foreign Currency Contracts - Assets	0	28,550,106	0
Forward Foreign Currency Contracts - Liabilities	0	(4,707,722)	0
Total	$1,257,975,384	$57,557,221	$0

+ On September 30, 2011, Int’l Small Cap held a security classified as Level 3 within the Investment Banking and Brokerage category with a fair value of zero.  For the 3-month period ended December 31, 2011, the Funds had no purchases or sales of Level 3 securities.  The fair value of this holding remained at zero at December 31, 2011.

Foreign currency translations —

Certain Funds invest in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at current exchange rates obtained by a recognized bank, dealer, or independent pricing service on the day of valuation.  Purchases and sales of investments and dividend and interest income are converted at the prevailing rate of exchange on the respective dates of such transactions.

Forward foreign currency contracts—

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price.  The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging.  The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk.  The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values.  Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rates.  Unrealized gain or loss on the contracts is measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the end of the period.

At December 31, 2011 Global, Global Select, International, and Int’l Small Cap held forward foreign currency contracts, which are considered derivative instruments under FASB ASC 815-10, each of whose counterparty is State Street Corporation, as follows:

Oakmark Global Fund

	Contract Amount	Settlement Date	Valuation at 12/31/11	Unrealized Appreciation/ (Depreciation)
Foreign Currency Bought:
Australian Dollar	46,350,000	06/20/12	$46,583,006	$1,904,537
Euro	22,680,000	03/21/12	29,373,534	(793,069)
Japanese Yen	2,180,000,000	09/19/12	28,504,687	288,275
Swiss Franc	81,200,000	03/21/12	86,609,638	(8,808,001)
			$191,070,865	$(7,408,258)

Foreign Currency Sold:
Australian Dollar	76,900,000	06/20/12	$77,286,583	$(498,406)
Euro	40,300,000	03/21/12	52,193,714	5,601,970
Japanese Yen	25,210,000,000	09/19/12	329,634,480	1,453,347
Swedish Krona	58,500,000	09/19/12	8,431,610	(42,709)
Swiss Franc	218,600,000	03/21/12	233,163,385	27,457,310
			$700,709,772	$33,971,512

During the period ended December 31, 2011, the proceeds from forward foreign currency contracts opened for Global were $8,388,901 and the cost to close contracts was $124,699,445.

Oakmark Global Select Fund

	Contract Amount	Settlement Date	Valuation at 12/31/11	Unrealized Appreciation/ (Depreciation)
Foreign Currency Bought:
Euro	1,850,000	03/21/12	$2,395,989	$(181,666)
Japanese Yen	1,390,000,000	09/19/12	18,175,007	203,850
Swiss Franc	16,340,000	03/21/12	17,428,590	(2,084,611)
			$37,999,586	$(2,062,427)

Foreign Currency Sold:
Euro	5,985,000	03/21/12	$7,751,349	$828,984
Japanese Yen	4,690,000,000	09/19/12	61,324,304	291,500
Swiss Franc	52,830,000	03/21/12	56,349,596	6,535,451
			$125,425,249	$7,655,935

During the period ended December 31, 2011, the cost to close foreign currency contracts for Global Select was $22,280,764.

Oakmark International Fund

	Contract Amount	Settlement Date	Valuation at 12/31/11	Unrealized Appreciation/ (Depreciation)
Foreign Currency Bought:
Australian Dollar	38,600,000	06/20/12	$38,794,046	$2,947,204
Euro	100,000,000	03/21/12	129,512,939	(4,232,062)
Japanese Yen	29,500,000,000	09/19/12	385,728,566	4,586,382
Swiss Franc	434,000,000	03/21/12	462,913,582	(33,749,946)
			$1,016,949,133	$(30,448,422)

Foreign Currency Sold:
Australian Dollar	227,000,000	06/20/12	$228,141,150	$(2,366,950)
Euro	344,500,000	03/21/12	446,172,073	47,884,477
Japanese Yen	96,700,000,000	09/19/12	1,264,405,164	5,576,969
Swedish Krona	265,000,000	09/19/12	38,194,471	(193,467)
Swiss Franc	1,319,800,000	03/21/12	1,407,726,604	158,383,032
			$3,384,639,462	$209,284,061

During the period ended December 31, 2011, the proceeds from forward foreign currency contracts opened for International were $38,001,004 and the cost to close contracts was $767,761,666.

Oakmark Int’l Small Cap Fund

	Contract Amount	Settlement Date	Valuation at 12/31/11	Unrealized Appreciation/ (Depreciation)
Foreign Currency Bought:
Australian Dollar	70,200,000	06/20/12	$70,552,902	$3,241,582
Euro	28,050,000	03/21/12	36,328,379	(1,042,119)
Japanese Yen	7,260,000,000	09/19/12	94,928,454	1,135,597
Swiss Franc	17,800,000	03/21/12	18,985,857	(2,085,647)
			$220,795,592	$1,249,413

Foreign Currency Sold:
Australian Dollar	163,200,000	06/20/12	$164,020,421	$(1,439,741)
Euro	57,500,000	03/21/12	74,469,940	7,992,232
Japanese Yen	21,415,000,000	09/19/12	280,012,788	1,217,403
Norwegian Krona	157,500,000	09/19/12	26,123,155	59,208
Swedish Krona	4,630,000	09/19/12	667,322	(3,380)
Swiss Franc	115,180,000	03/21/12	122,853,425	14,767,249
			$668,147,051	$22,592,971

During the period ended December 31, 2011, the proceeds from forward foreign currency contracts opened for Int’l Small Cap were $26,846,304 and the cost to close contracts was $218,142,853.

Short sales —

Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of the short sale. At December 31, 2011 none of the Funds had short sales.

Repurchase agreements —

Each Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price.

The Funds’ custodian receives delivery of the underlying securities collateralizing repurchase agreements.  It is the Funds’ policy that the value of the collateral be at least equal to 102% of the repurchase price, including interest. Harris Associates L.P. (the “Adviser”) is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest.  Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

Security lending —

Each Fund, except Oakmark, may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash, cash equivalents or U.S. Treasuries maintained on a current basis in an amount at least equal to the fair value of the securities loaned by the Fund. Collateral is marked to market and monitored daily. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the earnings on the collateral. The Fund has the right to call the loan and attempt to obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto, and the Fund could experience subnormal levels of income or lack of access to income during that period.

At December 31, 2011, none of the Funds had securities on loan.

Restricted securities —

The following investments, the sales of which are restricted to qualified institutional buyers, have been valued according to the securities valuation procedures for debt obligations and money market instruments (as stated in the Security valuation section) since their acquisition dates. These securities are priced using market quotations or at amortized cost, and there are no unrestricted securities with the same maturity dates and yields for the issuer.

At December 31, 2011, Equity and Income held the following restricted securities:

Par	Security Name	Acquisition Date	Carrying Value	Original Cost	Value	Percentage of Net Assets
$11,450,000	Cabela’s Master Credit Card Trust, 144A, 0.828%, due 10/15/2019, Series 2011-4A, Class A2	10/20/2011	$99.9991	$100.00	$11,449,899	0.06%
48,080,000	Chiron Merger Sub, Inc., 144A, 10.50%, due 11/1/2018	10/25/2011	98.0000	98.23	47,118,400	0.25%
11,700,000	Sealed Air Corp., 144A, 5.625%, due 7/15/2013	4/6/2004	103.9261	103.31	12,159,354	0.07%
3,740,000	Sealed Air Corp., 144A, 5.625%, due 7/15/2013	8/20/2003	103.9261	96.41	3,886,836	0.02%
3,000,000	Sealed Air Corp., 144A, 5.625%, due 7/15/2013	6/27/2003	103.9261	100.68	3,117,783	0.02%
300,000	Sealed Air Corp., 144A, 5.625%, due 7/15/2013	8/21/2003	103.9261	96.79	311,778	0.00%*
100,000,000	BP Capital Markets PLC, 144A, 0.30%, due 3/15/2012	11/16/2011	99.9774	99.9383	99,977,410	0.53%
25,000,000	BP Capital Markets PLC, 144A, 0.29%, due 2/24/2012	11/1/2011	99.9875	99.9565	24,996,890	0.13%
22,450,000	BP Capital Markets PLC, 144A, 0.30%, due 1/24/2012	10/7/2011	99.9958	99.9808	22,449,063	0.12%
9,500,000	BP Capital Markets PLC, 144A, 0.30%, due 3/9/2012	11/16/2011	99.9811	99.9433	9,498,208	0.05%
2,800,000	BP Capital Markets PLC, 144A, 0.32%, due 3/15/2012	10/28/2011	99.9774	99.9342	2,799,368	0.02%
20,000,000	Johnson & Johnson, 144A, 0.05%, due 2/3/2012	11/17/2011	99.9964	99.9954	19,999,280	0.11%
25,000,000	Medtronic, Inc., 144A, 0.08%, due 1/5/2012	10/17/2011	99.9981	99.9991	24,999,543	0.13%
25,000,000	Medtronic, Inc., 144A, 0.08%, due 1/20/2012	10/28/2011	99.9935	99.9958	24,998,395	0.13%
1,900,000	Medtronic, Inc., 144A, 0.08%, due 2/9/2012	11/28/2011	99.9857	99.9913	1,899,729	0.01%
25,000,000	PepsiCo., Inc., 144A, 0.07%, due 1/19/2012	11/1/2011	99.9966	99.9965	24,999,168	0.13%
18,000,000	PepsiCo., Inc., 144A, 0.06%, due 2/1/2012	11/16/2011	99.9941	99.9948	17,998,943	0.10%
10,000,000	PepsiCo., Inc., 144A, 0.07%, due 1/17/2012	11/1/2011	99.9970	99.9969	9,999,700	0.05%
5,000,000	PepsiCo., Inc., 144A, 0.05%, due 1/9/2012	11/16/2011	99.9988	99.9989	4,999,944	0.03%
15,000,000	Wellpoint, Inc., 144A, 0.42%, due 3/5/2012	11/16/2011	99.9571	99.9271	14,993,565	0.08%
15,000,000	Wellpoint, Inc., 144A, 0.41%, due 4/3/2012	12/19/2011	99.9332	99.8967	14,989,986	0.08%
10,000,000	Wellpoint, Inc., 144A, 0.44%, due 1/18/2012	10/18/2011	99.9889	99.9797	9,998,892	0.05%
10,000,000	Wellpoint, Inc., 144A, 0.41%, due 1/27/2012	10/28/2011	99.9836	99.9711	9,998,367	0.05%
10,000,000	Wellpoint, Inc., 144A, 0.41%, due 2/6/2012	11/1/2011	99.9766	99.9600	9,997,667	0.05%
					$427,638,168	2.27%

*Amount rounds to less than 0.01%

2. INVESTMENTS IN AFFILIATED ISSUERS

An issuer that a Fund owns 5% or more of its outstanding voting securities is an affiliated issuer of the Fund, as defined under the 1940 Act.  A schedule of each Fund’s investments in securities of affiliated issuers for the quarter ended December 31, 2011 is set forth below:

Schedule of Transactions with Affiliated Issuers

Oakmark Equity and Income Fund

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Value September 30, 2011	Value December 31, 2011
Broadridge Financial Solutions, Inc.	6,900,000	$0	$0	$1,104,000	$138,966,000	$155,595,000
Flowserve Corp.	3,639,184	4,024,078	0	1,164,539	265,245,748	361,443,755
Hospira, Inc. (a)	8,912,500	27,118,794	0	0	296,000,000	270,672,625
L-3 Communications Holdings, Inc. (b)	3,745,641	0	110,038,522	2,430,000	334,638,000	249,759,342
PharMerica Corp. (a)	1,810,000	0	0	0	25,828,700	27,475,800
Varian Medical Systems, Inc. (a)	5,700,000	0	0	0	297,312,000	382,641,000
Walter Energy, Inc.	3,994,850	2,827,509	0	499,356	236,862,471	241,928,116
TOTALS		$33,970,381	$110,038,522	$5,197,895	$1,594,852,919	$1,689,515,638

Schedule of Transactions with Affiliated Issuers

Oakmark International Fund

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Value September 30, 2011	Value December 31, 2011
Meitec Corp.	2,475,100	$0	$0	$0	$47,315,554	$47,752,676
TOTALS		$0	$0	$0	$47,315,554	$47,752,676

Schedule of Transactions with Affiliated Issuers

Oakmark Int’l Small Cap Fund

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Value September 30, 2011	Value December 31, 2011
Interpump Group SpA	5,169,313	$0	$0	$0	$29,367,429	$34,756,553
Interpump Group SpA, Warrants (a)	848,916	0	0	0	631,221	450,581
JJB Sports PLC (a)	29,284,528	0	0	0	8,099,423	2,444,489
JJB Sports PLC, Warrants (a)	2,474,255	0	0	0	0	0
LSL Property Services PLC	10,375,000	0	0	0	36,097,015	38,971,807
Orbotech, Ltd. (a)	3,337,600	0	0	0	32,307,968	33,309,248
Pasona Group, Inc.	32,040	0	244,473	0	32,819,315	31,219,956
Vitec Group PLC (b)	2,140,000	0	2,612,581	0	20,058,863	18,469,907
TOTALS		$0	$2,857,054	$0	$159,381,234	$159,622,541

(a) Non-income producing security.

(b) Due to transactions during the period ended December 31, 2011, the company is no longer an affiliated issuer.

3. FEDERAL INCOME TAXES

At December 31, 2011 the cost of investments for federal income tax purposes and related composition of unrealized gains and losses for each Fund were as follows:

Fund	Cost of Investments for Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Oakmark	3,944,018,879	1,171,492,125	(67,095,013)	1,104,397,112
Select	1,779,473,348	1,779,473,348	(1,068,795,013)	710,678,335
Equity and Income	16,125,872,973	3,030,875,878	(279,944,713)	2,750,931,165
Global	1,938,970,818	343,900,458	(291,258,473)	52,641,985
Global Select	1,782,810,134	714,616,697	(7,275,148)	707,341,549
International	7,713,343,070	513,449,789	(1,232,066,063)	(718,616,274)
Int’l Small Cap	1,504,846,601	99,461,816	(312,618,196)	(213,156,380)

4.  SUBSEQUENT EVENTS

Management has evaluated the possibility of subsequent events existing in the Funds’ schedule of investments. Management has determined that there are no material events that would require disclosure in the Funds’ schedule of investments through the date of the publication of this report.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)), the “Disclosure Controls”), within 90 days prior to the filing of this report, that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in this report is recorded, processed, summarized and reported, including ensuring that information required to be disclosed in this report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(1) and (a)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harris Associates Investment Trust

By:	/s/ Kristi L. Rowsell
Kristi L. Rowsell
Principal Executive Officer
Date:	February 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi L. Rowsell
Kristi L. Rowsell
Principal Executive Officer
Date:	February 22, 2012

By:	/s/ Thomas E. Herman
Thomas E. Herman
Principal Financial Officer
Date:	February 22, 2012